Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027263
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 6, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

EQ ADVISORS TRUSTSM - ALL ASSET ALLOCATION PORTFOLIO

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding the All Asset Allocation Portfolio ("Portfolio"). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by the Portfolio's Class IA shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA shares of the Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for the Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to the Portfolio's Class IB shares.

As such, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Portfolio's Prospectus, including in the following sections of the Portfolio's Prospectus are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Management of the Trust – The Trust," "Management of The Trust – Expense Limitation Agreement" and "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Portfolio's Statement of Additional Information ("SAI"), including in the following sections of the of the Portfolio's SAI are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, the tables in the "Fees and Expenses of the Portfolio" section of the Portfolio's Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

All Asset Allocation Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
All Asset Allocation Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.29%	1.29%
Fee Waiver and/or Expense Reimbursement †	–0.25%	-0.25%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%	1.04%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC. has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.35% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$106	$384	$684	$1,535
Class IB Shares	$106	$384	$684	$1,535

******

All Asset Allocation Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - All Asset Allocation Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.25%	0.25%
Acquired Fund Fees and Expenses		0.69%	0.69%
Total Annual Portfolio Operating Expenses		1.29%	1.29%
Fee Waiver and/or Expense Reimbursement	[1]	(0.25%)	(0.25%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.04%	1.04%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC. has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.35% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - All Asset Allocation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	106	384	684	1,535
Class IB Shares	106	384	684	1,535

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM - ALL ASSET ALLOCATION PORTFOLIO

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding the All Asset Allocation Portfolio ("Portfolio"). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by the Portfolio's Class IA shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA shares of the Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for the Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to the Portfolio's Class IB shares.

As such, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Portfolio's Prospectus, including in the following sections of the Portfolio's Prospectus are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Management of the Trust – The Trust," "Management of The Trust – Expense Limitation Agreement" and "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Portfolio's Statement of Additional Information ("SAI"), including in the following sections of the of the Portfolio's SAI are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, the tables in the "Fees and Expenses of the Portfolio" section of the Portfolio's Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

All Asset Allocation Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
All Asset Allocation Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.29%	1.29%
Fee Waiver and/or Expense Reimbursement †	–0.25%	-0.25%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%	1.04%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC. has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.35% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$106	$384	$684	$1,535
Class IB Shares	$106	$384	$684	$1,535

******

All Asset Allocation Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	684
10 Years	rr_ExpenseExampleYear10	1,535
All Asset Allocation Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	684
10 Years	rr_ExpenseExampleYear10	1,535
All Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM - ALL ASSET ALLOCATION PORTFOLIO

SUPPLEMENT DATED DECEMBER 6, 2011 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2011, as supplemented, of EQ Advisors Trust (the "Trust") regarding the All Asset Allocation Portfolio ("Portfolio"). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding the approval by the Portfolio's Class IA shareholders of the addition of a Shareholder Services and Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), for the Class IA shares of the Portfolio.

As discussed above, effective January 1, 2012, Class IA shares will be subject to a Rule 12b-1 fee in accordance with the approval by shareholders of the addition of a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. As a result of this change, effective January 1, 2012, the maximum annual distribution and/or service (12b-1) fee for the Portfolio's Class IA shares will be 0.25% of the average daily net assets attributable to Class IA shares, the same fee currently applicable to the Portfolio's Class IB shares.

As such, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Portfolio's Prospectus, including in the following sections of the Portfolio's Prospectus are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Management of the Trust – The Trust," "Management of The Trust – Expense Limitation Agreement" and "Fund Distribution Arrangements."

In addition, effective January 1, 2012, any reference to Class IA shares not being subject to a Rule 12b-1/distribution plan or fee in the Portfolio's Statement of Additional Information ("SAI"), including in the following sections of the of the Portfolio's SAI are hereby deleted in their entirety and all references to the distribution arrangements of Class IA shares are hereby amended to include, and should be read to include, a Rule 12b-1/distribution plan and fee: "Description of the Trust," Investment Management and Other Services – The Manager," "Investment Management and Other Services – The Distributor" and "Other Information-Classes of Shares."

Further, effective January 1, 2012, the tables in the "Fees and Expenses of the Portfolio" section of the Portfolio's Prospectus under the headings "Annual Portfolio Operating Expenses" and "Example" are hereby deleted in their entirety and replaced with the information listed below:

All Asset Allocation Portfolio

Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
All Asset Allocation Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.69%	0.69%
Total Annual Portfolio Operating Expenses	1.29%	1.29%
Fee Waiver and/or Expense Reimbursement †	–0.25%	-0.25%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%	1.04%

†	Pursuant to a contract, AXA Equitable Funds Management Group, LLC. has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.35% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

*****

	1 Year	3 Years	5 Years	10 Years
Class IA Shares	$106	$384	$684	$1,535
Class IB Shares	$106	$384	$684	$1,535

******

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013

[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC. has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of 0.35% for Class IA shares and Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011